Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2008
Fair Value Measurements [Line Items]
Restructuring reserves	$ 48.6	$ 100.3	$ 32.3	$ 55.7
Carrying value of machinery and equipment	1.0	5.3
Fair value written down	0	0
Asset impairment charge	1.0	5.3
Fair Value [Member]
Fair Value Measurements [Line Items]
Restructuring reserves	48.6		32.3
Debt Note Maturing In 2019 [Member]
Fair Value Measurements [Line Items]
Nominal volume	60.0
Interest Rate Swap [Member] | Debt Note Matured In 2010 [Member]
Fair Value Measurements [Line Items]
Nominal volume	$ 54.0